Inventories, Net - Summary of Consolidated Balance of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished goods	$ 5,933	$ 5,865
Work-in-process	3,814	3,378
Raw materials	3,237	3,128
Materials and spare parts	4,996	4,551
Inventory in transit	872	1,176
Current inventories	$ 18,852	$ 18,098